Fair Values Of Plan Assets, Domestic (Parenthetical) (Detail) (Domestic Plans)	12 Months Ended
Mar. 31, 2013
Equity Securities
Fair Value Of Plan Assets [Line Items]
Funds investment in listed debt securities	30.00%
Equity Securities | Domestic companies | Pooled funds
Fair Value Of Plan Assets [Line Items]
Funds investment in listed debt securities	50.00%
Equity Securities | Foreign companies | Pooled funds
Fair Value Of Plan Assets [Line Items]
Funds investment in listed debt securities	50.00%
Debt Securities
Fair Value Of Plan Assets [Line Items]
Funds investment in listed debt securities	40.00%
Debt Securities | Domestic bonds | Pooled funds
Fair Value Of Plan Assets [Line Items]
Funds investment in listed debt securities	90.00%
Debt Securities | Foreign bonds | Pooled funds
Fair Value Of Plan Assets [Line Items]
Funds investment in listed debt securities	10.00%